Summary of Significant Accounting Policies (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2024 USD ($)	Apr. 23, 2024 shares	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($) $ / shares	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Jan. 15, 2025 $ / shares
Summary of Significant Accounting Policies [Line Items]
Gain (loss) from investment							$ 381,370	$ 192,102
Performance obligation	$ 400,000						$ 400,000
Tax benefit					50.00%		50.00%
Employee retention tax credit	51,896						$ 51,896
Deposited in the investment			$ 27,451		$ 27,451
Deposit investment amount	841,409						841,409
Net loss			(1,903,457)	$ (407,638)	(2,270,531)	$ (1,033,101)	(3,191,524)	(2,882,299)
Operating cash outflows					(1,195,753)	$ (17,412)	(120,483)	(2,333,899)
Issuance of ordinary shares (in Shares) | shares		1,905,522
Investors price per share (in Dollars per share) | $ / shares				$ 1.25		$ 1.25			$ 1.25
Gross proceeds					4,800,000
Net proceeds					4,800,000
Cash	1,200,000		5,300,000		5,300,000		1,200,000
Short-term investments trading securities	424,148		2,755,412		2,755,412		424,148	130,649
Current liabilities	$ 988,417		770,928		770,928		988,417	1,539,719
Loss from investment in trading securities			(1,286,722)	$ 80,670	$ (1,138,564)	$ (28,734)	(381,370)	$ 192,102
Operating segment	1				1
Accounts receivable amount
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited in the bank			5,242,239		5,242,239
SINGAPORE
Summary of Significant Accounting Policies [Line Items]
Deposited in the investment	$ 12,461						$ 12,461
Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	4 years						4 years
Investor [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of ordinary shares (in Shares) | shares						3,820,000
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Due from related party			$ 600,000		$ 600,000
One Customer [Member] | Revenue from Rights Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage							40.00%	53.00%
One Customer [Member] | Accounts Receivable [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage							100.00%	54.00%
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				100.00%		40.00%
Two Customer [Member] | Revenue from Rights Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage							32.00%	25.00%
Two Customer [Member] | Accounts Receivable [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage								46.00%
Two Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage						33.00%
Three Customer [Member] | Revenue from Rights Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage								22.00%
Three Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage						17.00%
Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			100.00%		100.00%
Four Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage						10.00%
One Related Party Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	100.00%
Credit Risk [Member]
Summary of Significant Accounting Policies [Line Items]
FDIC					$ 250,000		$ 250,000
Credit Risk [Member] | United States [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited in the investment	$ 395,506						$ 395,506